Shareholder Report, Line Graph (Details)	2 Months Ended
Mar. 31, 2025
Cohen & Steers Real Estate Active ETF | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	2.51%
Cohen & Steers Preferred and Income Opportunities Active ETF | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	0.20%
Cohen & Steers Natural Resources Active ETF
Account Value [Line Items]
Average Annual Return, Percent	(0.52%)
S&P 500 Index
Account Value [Line Items]
Average Annual Return, Percent	(6.83%)
ICE Large Cap Capital Securities Index USD Hedged
Account Value [Line Items]
Average Annual Return, Percent	0.17%
Cohen & Steers Natural Resources Active ETF | MSCI World Index - net
Account Value [Line Items]
Average Annual Return, Percent	(4.89%)
FTSE Nareit All Equity REITs Index
Account Value [Line Items]
Average Annual Return, Percent	2.01%
ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Average Annual Return, Percent	(0.07%)
Cohen & Steers Natural Resources Active ETF | S&P Global Natural Resources Index - net
Account Value [Line Items]
Average Annual Return, Percent	0.94%